MONEY MARKET INVESTMENTS	12 Months Ended
Dec. 31, 2010
Short Term Investments [Abstract]
MONEY MARKET INVESTMENTS

NOTE 9: MONEY MARKET INVESTMENTS
Money market investments at December 31, comprised:
	2009	2010
	(EUR in thousands)
Greek treasury bills	893,471	934,552
Foreign treasury bills	286,634	192,917
Other	59,762	52,805
Total	1,239,867	1,180,274

Money market investments include financial assets that for measurement purposes are classified as trading, available-for-sale and held to maturity securities of EUR 897 million, EUR 343 million and nil respectively as at December 31, 2009 and EUR 948 million, EUR 218 million and EUR 14 million respectively as at December 31, 2010. The unrealized losses relating to the money market investments classified as AFS and held to maturity are insignificant.

Money market investments include Greek treasury bills that are pledged as collateral of EUR 829 million and EUR 554 million as at December 31, 2009 and 2010, respectively. In the previous year's filing, the amount relating to 2009 was inadvertently reported as part of trading assets pledged as collateral, although the securities were included in money market investments on the balance sheet.